Debt - Components of Long-term Debt - Footnote D (Parenthetical) (Detail) (6.91% Secured Equipment Notes [Member], CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2014
6.91% Secured Equipment Notes [Member]
Debt Instrument [Line Items]
Debt instrument interest rate	6.91%
Value of locomotive units and other rolling stock used as collateral	131
Maturity	2024-10